BORROWINGS AND FINANCING (Details 3) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 57,558,578
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	8,902,558
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	6,195,129
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	7,053,146
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	11,716,959
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,749,787
Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	18,610,536
Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,330,463
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	37,846,820
Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	5,793,468
Foreign Currency [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,743,647
Foreign Currency [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,092,488
Foreign Currency [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	9,587,952
Foreign Currency [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	661,132
Foreign Currency [Member] | Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	14,522,803
Foreign Currency [Member] | Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	445,330
National Currency [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	19,711,758
National Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,109,090
National Currency [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,451,482
National Currency [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	3,960,658
National Currency [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	2,129,007
National Currency [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	1,088,655
National Currency [Member] | Later Than Five Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	4,087,733
National Currency [Member] | Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Maturities of loans, financing and debentures	R$ 2,885,133